Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	8 Months Ended		4 Months Ended		12 Months Ended
	Dec. 31, 2011 Successor [Member]		May 15, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]
Net Revenues	$ 479,449	[1]	$ 279,882	[1]	$ 701,699	[1]	$ 655,918	[1]
Cost of revenues (exclusive of depreciation and amortization)	302,872	[1]	179,638	[1]	427,788	[1]	382,501	[1]
Gross profit	176,577		100,244		273,911		273,417
Selling, general and administrative expenses	94,170	[1]	68,097	[1]	133,818	[1]	134,566	[1]
Depreciation and amortization	28,921		10,972		28,447		26,252
Provision (recovery) for doubtful debts and advances, net	1,043		(79)		619		2,267
Foreign exchange loss (gain), net	3,157		(9,164)		(22,009)		9,693
Operating income	49,286		30,418		133,036		100,639
Other income/(expense)
Interest and dividend income	9,608		4,755		13,393		11,223
Interest expense	(400)		(214)		(1,053)		(1,494)
Interest expense reversed	817				1,064		2,808
Gain on sale of investments, net	2,906		1,054		5,603		9,468
Equity in gain (loss) of affiliate	149		(75)		(110)
Other income, net	889		600		582		1,895
Income before income taxes	63,255		36,538		152,515		124,539
Income taxes	15,934		10,357		19,336		4,759
Net income	$ 47,321		$ 26,181		$ 133,179		$ 119,780
Earnings per share:
Basic	$ 0.35		$ 0.20		$ 1.02		$ 0.93
Diluted	$ 0.35		$ 0.19		$ 0.99		$ 0.92
Weighted average number of common shares used in computing earnings per share:
Basic	134,645		131,465		130,101		128,255
Diluted	135,444		135,166		133,848		130,241

[1]	Includes the following related party amounts: Revenue $ 6,033, $153, $ 403, $ 417, Cost of revenue $ 1,357, $ —, $ —, $ —, Selling, general and administrative expense $ 21,482, $ 52, $ 95, $ 435 for the periods of May 16, 2011 through December 31, 2011, January 1, 2011 through May 15, 2011, Year ended December 31, 2010 and Year ended December 31, 2009 respectively.